Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

14. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Rule 4-08 (e)(3) of Regulation S-X, “General Notes to Financial Statements” and concluded that it was applicable to the Company; and, therefore, the financial statements for the parent company are included herein.

The Company did not pay any dividend to the shareholders for the periods presented. For presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “Income from subsidiary”. Certain information and footnote disclosures are generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

CONDENSED BALANCE SHEETS

	December 31, 2023	December 31, 2024
Assets
Current assets
Cash	2,324	6,052,260
Advance to related party	—	50,000
Prepayments and other current assets	3,123	5,000
Total current Assets	5,447	6,107,260
Non-current assets
Investment in subsidiary	$307,050	$145,380
Total Non-current assets	307,050	145,380
Total Assets	$312,497	$6,252,640
Liabilities and Equity
Current liabilities
Due to subsidiary	6,225	67,937
Total Current liabilities	6,225	67,937
Total Liabilities	$6,225	$67,937
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity
*Class A ordinary shares, $0.0001 par value, 400,000,000 shares authorized, 4,332,000 and 6,582,000 shares issued and outstanding as of December 31, 2023 and 2024, respectively	$433	$658
*Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 7,668,000 shares issued and outstanding as of December 31, 2023 and 2024	767	767
Additional paid-in capital	120,714	6,664,624
Statutory reserves	89,685	89,685
Retained earnings/(Accumulated deficit)	137,737	(522,851)
Accumulated other comprehensive loss	(43,064)	(48,180)
Total Shareholders’ equity	$306,272	$6,184,703
Total Liabilities and Shareholders’ Equity	$312,497	$6,252,640

*	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
General and administrative expenses	—	(100)	(269,169)
Loss from operations	—	(100)	(269,169)
Other income (loss)	—	(1,806)	15,135
Income (loss) from subsidiaries	$83,980	$(239,311)	$(406,554)
Net income (loss)	83,980	(241,217)	(660,588)
Foreign currency translation adjustments	(83,556)	(9,961)	(5,116)
Comprehensive Income (Loss)	$424	$(251,178)	$(665,704)

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$83,980	$(241,217)	$(660,588)
Adjustments to reconcile net income (loss) to cash provided by operating activities
Prepaid expenses and other current assets	—	(3,123)	1,877
Due from related party	—	—	50,000
Due to subsidiary	—	—	(61,712)
Equity income (loss) of subsidiary	(83,980)	239,311	406,554
Net cash used in operating activities	—	(5,029)	(263,869)
CASH FLOWS FROM OPERATING ACTIVITIES
Purchase of Long-term investments in subsidiary	—	—	(250,000)
Net cash used in investing activities	—	—	(250,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	—	1,128	72
Initial public offering	—	—	7,795,570
Repayments of due to related parties	—	—	(930,000)
Deferred IPO costs	—	—	(301,837)
Advances from related parties	—	6,225	—
Net cash provided by financing activities	—	7,353	6,563,805
CHANGES IN CASH
Net increase in cash	—	$2,324	$6,049,936
Cash at beginning of the year	—	—	2,324
Cash at end of the year	$—	$2,324	$6,052,260